SUPPLEMENT TO FIDELITY'S NEW JERSEY MUNICIPAL FUNDS JANUARY 25, 1999,
PROSPECTUS

SHAREHOLDER MEETING. On or about December 15, 1999, a meeting of the shareholders of Spartan New Jersey Municipal Income Fund will be held to approve various proposals, including approval of an amended management contract with a management fee structure change.
Shareholders of record on October 18, 1999 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3 for New Jersey Municipal Money Market Fund and
Spartan New Jersey Municipal Money Market Fund.

(small solid bullet) Investing normally in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

   The following information replaces the fourth bullet under the heading "Principal Investment Strategies" in the "Investment Summary" section for Spartan New Jersey Municipal Income Fund on page 4.

(small solid bullet) Managing the fund to have similar overall
interest rate risk to the Lehman Brothers New Jersey    4 Plus
Year     Municipal Bond Index with Port Authority of New York/New
Jersey.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 11 for New Jersey Municipal Money Market Fund and
Spartan New Jersey Municipal Money Market Fund.

FMR normally invests the fund's assets in municipal money market securities, including a municipal money market fund managed by an affiliate of FMR.

   The following information replaces the fifth paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan New Jersey Municipal Income Fund on page 12.

FMR uses the Lehman Brothers New Jersey    4 Plus Year     Municipal
Bond Index with Port Authority of New York/New Jersey as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of
   October 31, 1999    , the dollar-weighted average maturity of the
fund and the index was approximately    11.2     and    15.0
years, respectively.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Investment Details" section on page 13.

MONEY MARKET SECURITIES are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, municipal notes and municipal money market funds.

SUPPLEMENT TO
FIDELITY'S NEW JERSEY MUNICIPAL FUNDS
JANUARY 25, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN NEW JERSEY MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF SPARTAN NEW JERSEY MUNICIPAL INCOME FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE" SECTION BEGINNING ON PAGE 19.

HISTORICAL BOND FUND RESULTS. The following table shows the fund's yield, tax-equivalent yield and return for the fiscal periods ended November 30, 1998.

The tax-equivalent yields for Spartan New Jersey Municipal Money Market, New Jersey Municipal Money Market and Spartan New Jersey Municipal Income are based on a combined federal and state income tax rate of 40.08% and reflect that, as of November 30, 1998, 6.95%, 9.36% and 0.00%, respectively, of the funds' income was subject to state taxes. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.


                                                                      Average Annual Returns

                              Seven-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Life of Fund*

Spartan NJ Muni Money Market   2.84%            4.72%                  3.06%                   3.15%       3.38%




                              Cumulative Returns

                              One Year            Five Years  Life of Fund*

Spartan NJ Muni Money Market   3.06%               16.75%      33.09%


* From May 1, 1990 (commencement of operations).

Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

                                                              Average Annual Returns                    Cumulative Returns

                      Seven-Day Yield  Tax- Equivalent Yield  One Year           Five Years  Ten Years  One Year

NJ Muni Money Market   2.72%            4.51%                  2.93%                   2.88%       3.55%      2.93%




                      Cumulative Returns

                      Five Years  Ten Years

NJ Muni Money Market   15.25%      41.76%


Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

                                                                 Average Annual Returns

                        Thirty-Day Yield  Tax- Equivalent Yield  One Year                Five Years  Ten Years

Spartan NJ Muni Income   4.02%             6.71%                  6.96%                   5.74%       7.95%



                        Cumulative Returns

                        One Year            Five Years  Ten Years

Spartan NJ Muni Income   6.96%               32.20%      114.83%


Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.

   THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER THE HEADING "PERFORMANCE COMPARISONS" IN THE "PERFORMANCE" SECTION ON PAGE 23.

   Spartan New Jersey Municipal Income     Fund may compare its
performance to the Lehman Brothers Municipal Bond Index, a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. Spartan New Jersey Municipal Income may also compare its performance to that of the Lehman Brothers New Jersey Municipal Bond Index with Port Authority of NY/NJ, a market value-weighted index of New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of one year or more. Spartan New Jersey Municipal Income
may    also     compare its performance to that of the Lehman Brothers
New Jersey    4 Plus Year     Municipal Bond Index with Port Authority
of NY/NJ, a market value-weighted index of New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey
bonds, with maturities of    four years     or more.    Issues
included in each index have been issued after December 31, 1990, have an outstanding par value of at least $3 million, and have been issued
as part of an offering of at least $50 million    . Subsequent to
December 31, 1995, zero coupon bonds and issues subject to the
alternative minimum tax are included in each index.    Beginning
January 1, 2000, issues included in each index will have an outstanding par value of at least $5 million.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOR FIDELITY NEW JERSEY MUNICIPAL MONEY MARKET FUND FOUND ON PAGE 30.

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%           $ 1 billion       .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

over - 1,260          .0920


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 33.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE EIGHTH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS"
SECTION ON PAGE 33.

In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE TENTH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 34.

Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 34.

CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II, is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25 HAS BEEN REMOVED.

LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

NED C. LAUTENBACH (55), Member of the Advisory Board (1999), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from    Aggregate Compensation from     Aggregate Compensation from
Advisory Board               Spartan NJ Muni Money MarketB  Fidelity NJ Muni Money MarketB  Spartan NJ Muni IncomeB

Edward C. Johnson 3d**       $ 0                            $ 0                             $ 0

Abigail P. Johnson**         $ 0                            $ 0                             $ 0

J. Gary Burkhead**           $ 0                            $ 0                             $ 0

Ralph F. Cox                 $ 188                          $ 191                           $ 134

Phyllis Burke Davis          $ 187                          $ 190                           $ 133

Robert M. Gates              $ 189                          $ 193                           $ 135

E. Bradley Jones             $ 188                          $ 191                           $ 134

Donald J. Kirk               $ 191                          $ 195                           $ 137

Ned C. Lautenbach***         $ 0                            $ 0                             $ 0

Peter S. Lynch**             $ 0                            $ 0                             $ 0

William O. McCoy             $ 189                          $ 193                           $ 135

Gerald C. McDonough          $ 233                          $ 237                           $ 166

Marvin L. Mann               $ 186                          $ 190                           $ 133

Robert C. Pozen**            $ 0                            $ 0                             $ 0

Thomas R. Williams           $ 189                          $ 193                           $ 135



COMPENSATION TABLE

Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 223,500

Phyllis Burke Davis          $ 220,500

Robert M. Gates              $ 223,500

E. Bradley Jones             $ 222,000

Donald J. Kirk               $ 226,500

Ned C. Lautenbach***         $ 0

Peter S. Lynch**             $ 0

William O. McCoy             $ 223,500

Gerald C. McDonough          $ 273,500

Marvin L. Mann               $ 220,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 223,500


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Effective October 14, Mr. Lautenbach serves as a Member of the
Advisory Board.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; William O. McCoy, $55,039; Marvin L. Mann, $55,039 and Thomas R. Williams, $63,433.

B Compensation figures include cash.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of Funds, is Ms. Johnson's father.